SIGNIFICANT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Significant Transactions
Schedule of key assumptions used in the discounted cash flow model

Key assumptions	November 5, 2016
Discount rate (functional currency)	6.9%
Average annual revenue growth rate during forecast period (functional currency)	(2.3)%
Terminal growth rate	0.5%
Average operating (EBITDA) margin during forecast period	35.7%
Average capital expenditure as a percentage of revenue	21.0%

Schedule of effect of the disposal of Italy for the current year

	Note	2016
Fair value of investment in joint venture	14	2,113
Cash consideration receivable*		28

Total consideration on disposal		2,141
De-recognition of assets classified as held for sale		(15,974)
De-recognition of liabilities classified as held for sale		15,414
Release of cumulative other comprehensive income related to Italy		207

Gain on disposal of discontinued operations, net of tax		1,788

*        Cash consideration receivable relates to a Final Adjustment payable by HET to the Company based on contributed Working Capital and Net Cash.

Schedule of financial information related to the discontinued operation

	2016	2015
Total operating revenues	4,135	4,913
Total operating expenses	(2,556)	(3,765)

Operating profit	1,579	1,148

Other (expenses) / income	(217)	(722)

Profit / (loss) before tax	1,362	426

Income tax (expense) / benefit	(442)	(164)

Profit / (loss) after tax for the period from discontinued operations	920	262

Schedule of fair values of the identifiable assets and liabilities of Warid

2016
Non-current assets
Property and equipment	199
Intangible assets	201
Deferred tax assets	308
Other financial assets	2
Current assets
Inventories	1
Trade and other receivables	26
Other non-financial assets	23
Current income tax assets	17
Cash and cash equivalents	7
Non-current liabilities
Financial liabilities	(402)
Provisions	(6)
Other non-financial liabilities	(15)
Current liabilities
Trade and other payables	(113)
Other non-financial liabilities	(83)
Other financial liabilities	(45)

Total identifiable net assets at fair value	120
Purchase consideration	321

Goodwill resulting from the acquisition	201

Purchase consideration
Share issued by PMCL	274
Contingent consideration liability	47

Total purchase consideration	321

Analysis of cash flows on acquisition
Net cash acquired with the subsidiary (included in cash flows from investing activities)	7

Net cash flow on acquisition	7

Towers in Pakistan classified as held-for-sale
Significant Transactions
Schedule of assets and liabilities classified as held for sale as of balance sheet date

2017
Property and equipment	177
Goodwill	224
Deferred tax assets	64
Other non-current assets	2
Other current assets	44

Total assets held for sale	511

Non-current liabilities	(7)
Current liabilities	(28)

Total liabilities held for sale	(35)

Laos operations classified as held for sale
Significant Transactions
Schedule of assets and liabilities classified as held for sale as of balance sheet date

2017
Property and equipment	15
Intangible assets	2
Current assets	5

Total assets held for sale	22

Non-current liabilities	(5)
Current liabilities	(10)

Total liabilities held for sale	(15)